UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS
Prudential Jennison Equity Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 82.9%
Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	63,166	$4,105,790

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	18,389	2,773,429
Morgan Stanley	99,300	2,680,107

		5,453,536

Chemicals — 1.6%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	89,884	4,336,903

Commercial Services & Supplies — 5.4%
IESI-BFC Ltd. (NYSE) (Canada)	185,200	4,168,852
IESI-BFC Ltd. (TSX) (Canada)	144,700	3,272,482
Republic Services, Inc.	121,100	3,858,246
Waste Management, Inc.	107,000	3,632,650

		14,932,230

Communications Equipment — 1.5%
Juniper Networks, Inc.*	43,000	1,194,540
QUALCOMM, Inc.	75,000	2,856,000

		4,050,540

Construction & Engineering — 1.6%
Ferrovial SA (Spain)	509,784	4,472,244

Diversified Financial Services — 1.9%
JPMorgan Chase & Co.	79,279	3,193,358
TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(b)(c)	100,000	2,001,063

		5,194,421

Diversified Telecommunication Services — 9.4%
Alaska Communications Systems Group, Inc.	262,100	2,427,046
AT&T, Inc.	120,327	3,121,282
CenturyLink, Inc.(a)	75,424	2,686,603
City Telecom HK Ltd., ADR (Hong Kong)	189,140	1,933,011
Consolidated Communications Holdings, Inc.	226,053	3,946,885
Frontier Communications Corp.	535,539	4,091,518
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	159,300	2,214,270
Qwest Communications International, Inc.	414,500	2,346,070
Windstream Corp.(a)	261,700	2,983,380

		25,750,065

Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	51,400	2,631,166

Food Products — 7.2%
B&G Foods, Inc. (Class A Stock)	698,684	8,013,905
ConAgra Foods, Inc.	124,127	2,914,502
Kraft Foods, Inc. (Class A Stock)	136,691	3,992,744
Tate & Lyle PLC (United Kingdom)	678,612	4,785,392

		19,706,543

Gas Utilities — 0.8%
ONEOK, Inc.	49,900	2,321,847

Hotels, Restaurants & Leisure — 1.2%
Yum! Brands, Inc.	80,770	3,335,801

Independent Power Producers & Energy Traders — 1.6%
Algonquin Power & Utilities Corp. (Canada)	226,600	940,678
Algonquin Power & Utilities Corp.,144A (Canada)(b)	158,800	660,079
Northland Power Income Fund (Canada)	204,700	2,865,262

		4,466,019

Internet Software & Services — 1.2%
Rackspace Hosting, Inc.*(a)	173,484	3,244,151

IT Services — 1.0%
International Business Machines Corp.	20,565	2,640,546

Machinery — 0.9%
New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)	247,100	2,413,194

Media — 1.0%
News Corp. (Class A Stock)	208,400	2,719,620

Multi-Utilities — 6.0%
CenterPoint Energy, Inc.	477,332	6,792,434
NiSource, Inc.	276,902	4,568,883
Sempra Energy	101,665	5,057,834

		16,419,151

Oil, Gas & Consumable Fuels — 9.7%
ARC Energy Trust, UTS (Canada)	21,900	424,331
ARC Energy Trust, UTS, 144A (Canada)	90,000	1,744,987
Baytex Energy Trust, UTS (Canada)	69,100	2,184,475
Bonavista Energy Trust, UTS (Canada)	163,500	3,694,475
Crescent Point Energy Corp. (Canada)	99,500	3,665,228
Crescent Point Energy Corp., 144A (Canada)	12,200	451,608
NAL Oil & Gas Trust, 144A, UTS (Canada)	170,000	1,831,369
NAL Oil & Gas Trust, UTS (Canada)	141,600	1,523,927
Pembina Pipeline Income Fund, UTS (Canada)	142,100	2,568,181
Southern Union Co.	102,295	2,308,798
Spectra Energy Corp.	180,331	3,749,081
Vermilion Energy Trust (Canada)	80,300	2,585,409

		26,731,869

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	145,644	3,629,449
Johnson & Johnson	44,200	2,567,578
Merck & Co., Inc.	69,461	2,393,626
Pfizer, Inc.	318,600	4,779,000

		13,369,653

Real Estate Investment Trusts — 7.4%
Annaly Capital Management, Inc.	220,100	3,829,740
Chimera Investment Corp.	678,800	2,626,956
Digital Realty Trust, Inc.(a)	51,279	3,241,858
First Potomac Realty Trust(a)	315,197	4,885,554
HCP, Inc.(a)	83,700	2,968,839
MFA Financial, Inc.	361,900	2,656,346

		20,209,293

Real Estate Management & Development — 1.3%
Hudson Pacific Properties, Inc.*	212,648	3,500,186

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	210,473	4,335,744
Xilinx, Inc.(a)	192,056	5,362,203

		9,697,947

Software — 1.7%
Microsoft Corp.	182,100	4,700,001

Tobacco — 4.1%
Altria Group, Inc.	165,706	3,672,045
Lorillard, Inc.	41,500	3,163,960
Philip Morris International, Inc.	86,003	4,389,593

		11,225,598

Transportation Infrastructure — 1.3%
Aegean Marine Petroleum Network, Inc.	173,999	3,577,420

Wireless Telecommunication Services — 2.2%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	120,666	5,986,240

TOTAL COMMON STOCKS (cost $213,494,190)		227,191,974

PREFERRED STOCKS — 8.4%
Commercial Banks — 0.9%
National Bank of Greece SA, Series A, CVT, 9.00%	131,967	2,461,185

Electric Utilities — 0.5%
Great Plains Energy, Inc., CVT, 12.00%	23,900	1,463,517

Food Products — 1.2%
Bunge Ltd., CVT, 5.125%	6,500	3,308,500

Independent Power Producers & Energy Traders — 0.5%
Constellation Energy Group, Inc., Series A, CVT, 8.625%	48,334	1,264,417

Leisure Equipment & Products — 1.9%
Callaway Golf Co., Series B, 144A, CVT, 7.50%(b)	46,500	5,271,937

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp., Series D, CVT, 6.00%	20,000	1,090,200
Whiting Petroleum Corp., CVT, 6.25%	25,000	5,350,000

		6,440,200

Pharmaceuticals — 1.0%
Mylan, Inc., CVT, 6.50%	2,500	2,649,375

TOTAL PREFERRED STOCKS (cost $19,835,215)		22,859,131

				Principal
	Interest	Maturity	Moody's	Amount
	Rate	Date	Ratings†	(000)#

CONVERTIBLE BONDS — 4.2%
Capital Markets — 1.0%
Morgan Stanley PERQS, 144A (original cost $2,499,995; purchased 08/12/09)(b)(c)	5.50%	08/30/10	NR	$11,390	2,711,840

Communications Equipment — 1.2%
MS Juniper networks (original cost $3,000,000; purchased 02/10/10)(b)(c)	4.42%	02/24/11	NR	12,000	3,230,400

Utilities — Electrical Utilities — 1.0%
PPL Corp., Equity Unit(b)	9.50%	07/01/13	NR	5,000	2,774,000

Wireless Telecommunication Services — 1.0%
SBA Communications Corp., Notes, 144A(b)	4.00%	10/01/14	NR	2,000	2,685,000

TOTAL CONVERTIBLE BONDS (cost $9,999,995)					11,401,240

TOTAL LONG-TERM INVESTMENTS (cost $243,329,400)					261,452,345

	Shares

SHORT-TERM INVESTMENT — 13.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,541,689; includes $22,455,042 of cash collateral for securities on loan)(d)(e)	36,541,689	36,541,689

TOTAL INVESTMENTS(f) — 108.8% (cost $279,871,089)(g)		297,994,034
Liabilities in excess of other assets — (8.8)%		(24,044,412)

NET ASSETS — 100.0%		$273,949,622

The following abbreviations are used the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IDS	Income Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PERQS	Performance Equity-Linked Redemption Quaterly-Pay Securities

TSX	Toronto Stock Exchange

UTS	Unit Trust Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected as of July 31, 2010, Rating of certain bonds may have changed subsequently to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,977,817; cash collateral of $22,455,042 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Indicates a security or securities that have been deemed illiquid.

(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $7,499,995. The aggregate value of $7,943,303 is approximately 2.9% of net assets.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(f)	As of July 31, 2010, 1 security representing $2,001,063 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(g)	The United States federal income tax basis of the Fund’s investments was $280,021,120; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,972,914 (gross unrealized appreciation $27,044,733; gross unrealized depreciation $9,071,819). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$225,190,911	$—	$2,001,063
Preferred Stocks	22,859,131	—	—
Convertible Bonds	—	11,401,240	—
Affiliated Money Market Mutual Fund	36,541,689	—	—

Total	$284,591,731	$11,401,240	$2,001,063

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 10/31/09	$2,278,699
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(277,636)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/10	$2,001,063

Prudential Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 0.7%
ITT Corp.	10,400	$490,048
L-3 Communications Holdings, Inc.	6,700	489,368

		979,416

Auto Components — 0.7%
Autoliv, Inc.*	12,000	689,280
Goodyear Tire & Rubber Co. (The)*	21,600	230,472

		919,752

Beverages — 1.1%
Coca-Cola Enterprises, Inc.	25,100	720,370
Constellation Brands, Inc. (Class A Stock)*	48,800	832,528

		1,552,898

Biotechnology — 0.2%
Cephalon, Inc.*	5,800	329,150

Capital Markets — 1.9%
Ameriprise Financial, Inc.	33,300	1,411,587
Investment Technology Group, Inc.*	31,100	488,581
Raymond James Financial, Inc.	28,000	747,040

		2,647,208

Chemicals — 3.3%
Ashland, Inc.	17,700	900,045
Cabot Corp.	17,800	525,100
Celanese Corp. (Class A Stock)	14,600	410,114
Cytec Industries, Inc.	17,500	873,600
Eastman Chemical Co.	14,600	914,544
PPG Industries, Inc.	13,800	958,686

		4,582,089

Commercial Banks — 4.0%
Associated Banc-Corp.	47,200	641,448
Bank of Hawaii Corp.	13,600	677,416
City National Corp.	9,200	521,364
Comerica, Inc.	23,500	901,460
Commerce Bancshares, Inc.	16,900	661,635
Fifth Third Bancorp	30,700	390,197
M&T Bank Corp.	11,800	1,030,612
TCF Financial Corp.	44,800	709,632

		5,533,764

Commercial Services & Supplies — 2.2%
Avery Dennison Corp.	23,400	838,890
Cintas Corp.	27,200	719,712
HNI Corp.(a)	12,400	320,416
Pitney Bowes, Inc.	25,200	615,132
RR Donnelley & Sons Co.	35,200	593,824

		3,087,974

Communications Equipment — 0.5%
CommScope, Inc.*	19,400	394,596
Harris Corp.	6,000	267,180

		661,776

Computers & Peripherals — 1.3%
Diebold, Inc.(a)	5,100	145,962
Lexmark International, Inc. (Class A Stock)*	22,200	815,850
NCR Corp.*	24,900	341,130
Western Digital Corp.*	16,800	443,352

		1,746,294

Consumer Finance — 1.6%
AmeriCredit Corp.*(a)	26,400	636,504
Discover Financial Services	46,700	713,109
SLM Corp.*	73,300	879,600

		2,229,213

Containers & Packaging — 1.3%
Bemis Co., Inc.	7,600	227,696
Sealed Air Corp.	40,400	873,852
Sonoco Products Co.	22,900	748,830

		1,850,378

Diversified Consumer Services — 0.7%
Service Corp. International	59,700	508,644
Weight Watchers International, Inc.	14,300	391,677

		900,321

Diversified Financial Services — 0.6%
NASDAQ OMX Group, Inc. (The)*	45,800	891,726

Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.(a)	42,491	1,513,530
Frontier Communications Corp.	57,000	435,480
Windstream Corp.(a)	67,800	772,920

		2,721,930

Electric Utilities — 3.7%
Allegheny Energy, Inc.	22,700	517,560
American Electric Power Co., Inc.	8,000	287,840
Edison International	42,000	1,392,300
FirstEnergy Corp.	21,100	795,470
Northeast Utilities	11,000	306,240
NV Energy, Inc.	28,000	355,600
Pepco Holdings, Inc.	22,100	373,711
Pinnacle West Capital Corp.	8,800	335,192
PPL Corp.	13,900	379,331
Progress Energy, Inc.	9,400	395,834

		5,139,078

Electrical Equipment — 1.3%
General Cable Corp.*(a)	20,900	554,686
Hubbell, Inc. (Class B Stock)	13,000	613,470
Thomas & Betts Corp.*	16,100	638,204

		1,806,360

Electronic Equipment & Instruments — 2.2%
Arrow Electronics, Inc.*	28,800	713,952
Avnet, Inc.*	26,800	674,020
Ingram Micro, Inc. (Class A Stock)*	21,900	362,007
Jabil Circuit, Inc.	30,700	445,457
Tech Data Corp.*	15,400	609,224
Vishay Intertechnology, Inc.*	27,200	230,928
Vishay Precision Group, Inc.*	1,942	24,566

		3,060,154

Energy Equipment & Services — 3.7%
Helix Energy Solutions Group, Inc.*	23,500	220,665
Helmerich & Payne, Inc.	8,900	360,717
Nabors Industries Ltd. (Bermuda)*	43,300	797,153
Oil States International, Inc.*	8,100	372,114
Patterson-UTI Energy, Inc.	30,800	506,044
Pride International, Inc.*	10,000	237,900
Rowan Cos., Inc.*(a)	22,000	555,720
SEACOR Holdings, Inc.*(a)	7,700	637,714
Smith International, Inc.	8,700	360,876
Superior Energy Services, Inc.*	23,600	537,844
Tidewater, Inc.	12,900	528,642

		5,115,389

Exchange Traded Fund — 0.7%
iShares Russell Midcap Value Index Fund	23,300	908,700

Food & Staples Retailing — 1.8%
Kroger Co. (The)	21,000	444,780
Safeway, Inc.	64,500	1,324,830
SUPERVALU, Inc.	58,100	655,368

		2,424,978

Food Products — 3.2%
ConAgra Foods, Inc.	35,400	831,192
Corn Products International, Inc.	20,900	696,806
Dean Foods Co.*	33,700	386,202
Del Monte Foods Co.	61,300	850,844
Sara Lee Corp.	61,500	909,585
Tyson Foods, Inc. (Class A Stock)	43,600	763,436

		4,438,065

Gas Utilities — 2.1%
Atmos Energy Corp.(a)	23,000	667,000
Energen Corp.	15,500	688,820
ONEOK, Inc.	13,700	637,461
Questar Corp.	24,600	404,670

UGI Corp.	18,500	498,760

		2,896,711

Healthcare Equipment & Supplies — 1.0%
Cooper Cos., Inc. (The)	7,900	306,994
Hill-Rom Holdings, Inc.	14,700	485,688
Kinetic Concepts, Inc.*	17,300	614,323

		1,407,005

Healthcare Providers & Services — 3.4%
Aetna, Inc.	9,000	250,650
CIGNA Corp.	35,300	1,085,828
Community Health Systems, Inc.*	14,800	479,964
Coventry Health Care, Inc.*	32,600	646,458
Health Net, Inc.*	18,800	442,740
Humana, Inc.*	17,100	804,042
LifePoint Hospitals, Inc.*	15,100	466,741
Omnicare, Inc.	23,300	573,879

		4,750,302

Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc.	23,200	364,704
Carnival Corp. (Panama)	6,200	215,016
Darden Restaurants, Inc.	12,300	515,247
Royal Caribbean Cruises Ltd. (Liberia)*(a)	24,600	709,956
Wyndham Worldwide Corp.	21,800	556,554

		2,361,477

Household Durables — 2.6%
Fortune Brands, Inc.	19,500	855,660
Garmin Ltd. (Switzerland)(a)	16,800	478,968
Jarden Corp.	20,500	593,475
Mohawk Industries, Inc.*	9,600	469,728
Newell Rubbermaid, Inc.(a)	48,100	745,550
Whirlpool Corp.	5,400	449,820

		3,593,201

Household Products — 0.5%
Energizer Holdings, Inc.*	11,400	701,328

Independent Power Producers & Energy Traders — 1.9%
AES Corp. (The)*	51,800	534,058
Constellation Energy Group, Inc.	15,900	502,440
Mirant Corp.*	52,800	579,216
NRG Energy, Inc.*(a)	46,100	1,045,548

		2,661,262

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	17,700	596,136
Textron, Inc.(a)	41,900	869,844

		1,465,980

Insurance — 9.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda)(a)	15,100	752,282
American Financial Group, Inc.	29,100	857,577
AON Corp.	11,000	414,370
Arch Capital Group Ltd. (Bermuda)*	11,200	876,512
Aspen Insurance Holdings Ltd. (Bermuda)	14,100	385,635
AXIS Capital Holdings Ltd. (Bermuda)	21,400	667,038
Cincinnati Financial Corp.	34,300	944,965
Endurance Specialty Holdings Ltd. (Bermuda)	14,000	540,260
First American Financial Corp.	27,700	408,575
Hartford Financial Services Group, Inc. (The)	42,100	985,561
HCC Insurance Holdings, Inc.	27,600	720,912
Lincoln National Corp.	35,000	911,400
PartnerRe Ltd. (Bermuda)	13,500	976,995
Progressive Corp. (The)	29,600	581,344
Protective Life Corp.	39,500	888,355
RenaissanceRe Holdings Ltd. (Bermuda)	8,600	492,092
StanCorp Financial Group, Inc.	15,900	599,271
Unitrin, Inc.	19,100	530,789
Unum Group	24,100	549,962

		13,083,895

IT Services — 2.1%
Computer Sciences Corp.	27,600	1,251,108
Convergys Corp.*(a)	49,000	547,330
CoreLogic, Inc.	27,700	554,831
DST Systems, Inc.	9,300	382,044
Total System Services, Inc.	9,600	143,136

		2,878,449

Machinery — 3.7%
Crane Co.	17,900	636,166
Eaton Corp.	18,600	1,459,356
Harsco Corp.	10,500	243,180
Oshkosh Corp.*	16,200	556,956
SPX Corp.	10,600	631,336
Timken Co.	11,900	400,078
Toro Co. (The)	8,500	442,425
Trinity Industries, Inc.	32,900	670,173

		5,039,670

Media — 2.5%
CBS Corp. (Class B Stock)	67,000	990,260
DISH Network Corp. (Class A Stock)	42,800	859,424
Gannett Co., Inc.	47,600	627,368
McGraw-Hill Cos., Inc. (The)	17,100	524,799
Meredith Corp.	15,000	476,250

		3,478,101

Metals & Mining — 1.6%
Carpenter Technology Corp.	12,700	443,865
Commercial Metals Co.	36,400	523,796
Reliance Steel & Aluminum Co.	16,100	632,408
Steel Dynamics, Inc.	39,800	569,936

		2,170,005

Multi-Line Retail — 1.3%
JC Penney Co., Inc.(a)	27,400	674,862
Macy’s, Inc.	46,800	872,820
Nordstrom, Inc.	6,400	217,600

		1,765,282

Multi-Utilities — 6.6%
Alliant Energy Corp.	5,500	190,080
Ameren Corp.	38,400	974,208
CenterPoint Energy, Inc.	47,100	670,233
CMS Energy Corp.(a)	28,100	447,352
Consolidated Edison, Inc.(a)	9,800	451,976
DTE Energy Co.	24,400	1,126,304
MDU Resources Group, Inc.	28,900	570,775
NiSource, Inc.	52,900	872,850
OGE Energy Corp.	17,000	673,880
SCANA Corp.	12,600	482,706
Sempra Energy	19,500	970,125
TECO Energy, Inc.	11,100	181,374
Vectren Corp.	18,000	445,860
Xcel Energy, Inc.	46,200	1,015,938

		9,073,661

Office Electronics — 1.0%
Xerox Corp.	135,000	1,314,900

Oil, Gas & Consumable Fuels — 5.1%
El Paso Corp.	78,200	963,424
Frontline Ltd. (Bermuda)(a)	9,000	275,400
Holly Corp.	10,600	283,338
Murphy Oil Corp.	22,500	1,231,875
Noble Energy, Inc.	5,800	388,948
Overseas Shipholding Group, Inc.	12,200	478,606
QEP Resources, Inc.*	24,600	846,732
SM Energy Co.	7,300	302,366
Southern Union Co.	30,600	690,642
Spectra Energy Corp.	23,500	488,565
Talisman Energy, Inc. (Canada)	12,900	221,106
Teekay Corp. (Marshall Island)	14,400	397,728
Tesoro Corp.(a)	41,400	534,474

		7,103,204

Paper & Forest Products — 0.6%
International Paper Co.	35,100	849,420

Personal Products — 0.3%
Herbalife Ltd. (Cayman Islands)	8,600	426,904

Pharmaceuticals — 1.6%
Endo Pharmaceuticals Holdings, Inc.*(a)	25,800	619,458
Forest Laboratories, Inc.*	39,300	1,090,575
King Pharmaceuticals, Inc.*(a)	49,100	430,116

		2,140,149

Real Estate Investment Trusts — 4.6%
Annaly Capital Management, Inc.	57,800	1,005,720
Brandywine Realty Trust	21,900	248,784
Duke Realty Corp.	56,100	670,956
Hospitality Properties Trust	35,500	725,975
Host Hotels & Resorts, Inc.(a)	99,149	1,421,797
Mack-Cali Realty Corp.	13,300	428,526
ProLogis	79,100	859,026
SL Green Realty Corp.(a)	16,900	1,018,056

		6,378,840

Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc. (Class A Stock)*(a)	49,300	626,110
Jones Lang LaSalle, Inc.	8,600	666,156

		1,292,266

Road & Rail — 0.8%
Con-Way, Inc.	18,000	606,420
Ryder System, Inc.	12,700	554,609

		1,161,029

Specialty Retail — 1.9%
Abercrombie & Fitch Co. (Class A Stock)	8,700	321,378
Foot Locker, Inc.	30,300	411,777
GameStop Corp. (Class A Stock)*(a)	15,100	302,755
Limited Brands, Inc.	20,400	523,056
RadioShack Corp.(a)	25,500	549,270
Signet Jewelers Ltd. (Bermuda)*	17,600	523,952

		2,632,188

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	13,100	173,444
New York Community Bancorp, Inc.(a)	17,500	302,050

		475,494

Tobacco — 0.3%
Lorillard, Inc.	5,800	442,192

Trading Companies & Distributors — 0.8%
GATX Corp.	18,600	525,636
WESCO International, Inc.*(a)	17,800	639,554

		1,165,190

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*	19,000	711,740
Telephone & Data Systems, Inc.	2,600	88,738

		800,478

TOTAL LONG-TERM INVESTMENTS (cost $134,008,908)		137,035,196

SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,751,780; includes $17,198,134 of cash collateral for securities on loan)(b)(c)	18,751,780	18,751,780

TOTAL INVESTMENTS — 112.7% (cost $152,760,688)(d)		155,786,976
Liabilities in excess of other assets — (12.7)%		(17,531,796)

NET ASSETS — 100.0%		$138,255,180

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,716,962; cash collateral of $17,198,134 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of the Schedule of Investments was $153,273,396; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,513,580 (gross unrealized appreciation $16,144,968; gross unrealized depreciation $13,631,388). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$137,035,196	$—	$—
Affiliated Money Market Mutual Fund	18,751,780	—	—

Total	$155,786,976	$—	$—

Notes to Schedules of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.
The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.
Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.
The Funds invest in the Prudential Core Taxable Money Market Fund (the “Series”), a portfolio of Prudential Investment Portfolios 2. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ITEM 2. CONTROLS AND PROCEDURES
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 3. EXHIBITS
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.